Income Taxes - Additional Information (Details) - USD ($)		6 Months Ended
	Dec. 22, 2017	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate		21.00%
Uncertain tax positions		$ 0
Accrued interest related to uncertain tax positions		0
Accrued penalties related to uncertain tax positions		$ 0
Corporate tax rate	21.00%
Maximum percentage of taxable income in which NOLs limited to deduct	80.00%